Andrews	111 Congress Avenue, Suite 1700 Austin, Texas 78701 512.320.9200 Phone 512.320.9292 Fax andrewskurth.com Kinloch Gill 512 320.9209 Phone 512 542.5206 Fax kinlochgill@andrewskurth.com
ATTORNEYS KURTH LLP
November 18, 2005
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

Re:	WCA Waste Corporation
Proxy Statement and Related Materials for
Special Meeting of Stockholders
Ladies and Gentlemen:
     On behalf of WCA Waste Corporation, we transmit herewith, for filing under the Securities Exchange Act of 1934, as amended, WCA Waste Corporation’s proxy statement and form of proxy. The filing has been effected through the EDGAR electronic filing system under WCA Waste Corporation’s CIK No. 0000950129. If any questions should arise in connection with this submission, please call me at (512) 320-9209 or fax me at (512) 542-5206.
Very truly yours,
Kinloch Gill

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